Taxes on Income from Continuing Operations (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred tax asset	$ 153,466	$ 187,170
Deferred Tax, Current [Member]
Deferred tax assets
Reserves and accruals	166,766	215,222
Amortization	0	0
Capital losses	0	0
FAS 123R - Accrued NSO Expense	0	0
Net operating losses	0	0
Deferred Tax Assets, Gross, Current	166,766	215,222
Less: Valuation Allowance	0	0
Deferred tax asset	166,766	215,222
Deferred tax liabilities
Depreciation	0	0
Acquired intangible assets	(13,300)	(28,052)
Total deferred tax liabilities	(13,300)	(28,052)
Net deferred tax assets (liabilities)	153,466	187,170
Deferred Tax, Noncurrent [Member]
Deferred tax assets
Reserves and accruals	0	0
Amortization	249,446	229,974
Capital losses	11,396	8,325
FAS 123R - Accrued NSO Expense	405,386	384,124
Net operating losses	1,008,850	534,830
Deferred Tax Assets, Gross, Current	1,675,078	1,157,253
Less: Valuation Allowance	0	0
Deferred tax asset	1,675,078	1,157,253
Deferred tax liabilities
Depreciation	(2,126,740)	(1,544,740)
Acquired intangible assets	0	0
Total deferred tax liabilities	(2,126,740)	(1,544,740)
Net deferred tax assets (liabilities)	$ (451,662)	$ (387,487)